Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Net earnings (loss) for the period	$ (177,386)	$ (120,138)
Weighted average shares outstanding – basic	13,315	13,722
Effect of stock options and other equity compensation plans	0
Weighted average shares outstanding – diluted	13,315	13,722